Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
May 31, 2023
ELE-NPRT1-0723
1.802167.119
Common Stocks - 98.4%
	Shares	Value ($)
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Array Technologies, Inc. (a)	563,300	12,488,361
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	1,097,800	1,317,360
Semiconductors & Semiconductor Equipment - 98.3%
Semiconductor Materials & Equipment - 12.6%
Applied Materials, Inc.	313,500	41,789,550
ASML Holding NV (depository receipt)	91,300	66,003,509
Enphase Energy, Inc. (a)	1,779,500	309,419,460
KLA Corp.	52,313	23,174,136
Lam Research Corp.	578,873	356,990,979
Nova Ltd. (a)(b)	1,061,628	114,645,208
Teradyne, Inc.	3,085,122	309,098,373
		1,221,121,215
Semiconductors - 85.7%
Advanced Micro Devices, Inc. (a)	1,239,518	146,523,423
Allegro MicroSystems LLC (a)(b)	3,151,000	123,928,830
Alpha & Omega Semiconductor Ltd. (a)	513,296	14,213,166
Ambarella, Inc. (a)	298,413	21,581,228
Analog Devices, Inc.	759,338	134,926,769
Broadcom, Inc.	452,927	365,946,899
Cirrus Logic, Inc. (a)	654,179	50,816,625
GlobalFoundries, Inc. (a)(b)	7,550,193	440,402,758
Impinj, Inc. (a)(b)	1,008,712	103,231,586
Lattice Semiconductor Corp. (a)	1,640,357	133,377,428
MACOM Technology Solutions Holdings, Inc. (a)	2,078,063	124,330,509
Marvell Technology, Inc.	13,833,738	809,135,336
Microchip Technology, Inc.	4,359,661	328,108,087
Monolithic Power Systems, Inc.	485,261	237,734,217
NVIDIA Corp.	8,267,968	3,128,103,008
NXP Semiconductors NV	4,378,897	784,260,453
onsemi (a)	9,025,188	754,505,717
Skyworks Solutions, Inc.	1,495,686	154,818,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,809,300	474,148,887
		8,330,093,384
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,551,214,599
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
IonQ, Inc. (a)(c)	155,600	1,678,924
TOTAL COMMON STOCKS (Cost $5,206,523,953)		9,566,699,244

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (a)(c)(d)	739,500	687,735
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	189,999	6,739,265
Semiconductors & Semiconductor Equipment - 0.4%
Semiconductor Materials & Equipment - 0.2%
Astera Labs, Inc.:
Series A (c)(d)	269,049	2,391,846
Series B (c)(d)	45,810	407,251
Series C (a)(c)(d)	185,800	1,651,762
Series D (c)(d)	1,092,759	9,714,628
		14,165,487
Semiconductors - 0.2%
Alif Semiconductor Series C (a)(c)(d)	444,283	8,232,564
GaN Systems, Inc.:
Series F1 (a)(c)(d)	496,628	5,527,470
Series F2 (a)(c)(d)	262,241	2,918,742
Retym, Inc. Series C (c)(d)	376,129	2,926,961
SiMa.ai:
Series B (a)(c)(d)	309,900	1,856,301
Series B1 (a)(c)(d)	163,147	1,153,449
		22,615,487
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		36,780,974
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(c)(d)	8,800	496,672
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (c)(d)	271,273	4,464,286
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,593,367)		49,168,932

Preferred Securities - 0.2%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductors - 0.2%
GaN Systems, Inc. 0% (c)(d)(f)	11,640,267	14,367,582
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	490,000	465,010
TOTAL PREFERRED SECURITIES (Cost $12,130,267)		14,832,592

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g)	115,293,661	115,316,720
Fidelity Securities Lending Cash Central Fund 5.14% (g)(h)	241,736,181	241,760,355
TOTAL MONEY MARKET FUNDS (Cost $357,077,075)		357,077,075

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $5,622,324,662)	9,987,777,843
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(269,245,746)
NET ASSETS - 100.0%	9,718,532,097

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,680,448 or 0.7% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	9,018,296

Astera Labs, Inc. Series A	5/17/22	2,736,094

Astera Labs, Inc. Series B	5/17/22	465,865

Astera Labs, Inc. Series C	8/24/21	624,622

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	11,112,812

Diamond Foundry, Inc. Series C	3/15/21	4,559,976

GaN Systems, Inc. Series F1	11/30/21	4,211,405

GaN Systems, Inc. Series F2	11/30/21	2,223,804

GaN Systems, Inc. 0%	11/30/21	11,640,267

IonQ, Inc.	3/07/21	1,556,000

Lightmatter, Inc. Series C	5/19/23	4,464,286

Menlo Micro, Inc. Series C	2/09/22	980,207

Retym, Inc. Series C	5/17/23	2,926,961

SiMa.ai Series B	5/10/21	1,588,981

SiMa.ai Series B1	4/25/22 - 10/17/22	1,156,859

Tenstorrent, Inc. Series C1	4/23/21	523,198

Tenstorrent, Inc. 0%	4/23/21	490,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	91,823,488	652,840,980	629,347,748	1,567,963	-	-	115,316,720	0.3%
Fidelity Securities Lending Cash Central Fund 5.14%	119,203,612	744,179,313	621,622,570	887,321	-	-	241,760,355	0.8%
Total	211,027,100	1,397,020,293	1,250,970,318	2,455,284	-	-	357,077,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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